Interest income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Interest income
Detail of main interest and similar income items
The detail of the main interest and similar income items earned in 2020, 2019 and 2018 is as follows:

EUR million
	2020	2019	2018
Loans and advances, central banks	431	1,314	1,320
Loans and advances, credit institutions	894	1,785	1,555
Debt instruments	5,022	6,378	6,429
Loans and advances, customers	38,788	46,180	43,489
Other interest	606	1,128	1,532
	45,741	56,785	54,325